DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Hedge Accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	£ 88,791	£ 125,181
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(872)	661
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	(2,080)	355
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	58,648	68,539
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	1,967	4,253
Change in fair value of hedged item for ineffectiveness assessment	2,071	(1,437)
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	25,019	24,111
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	342	1,178
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	(758)	641
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(15)	60
Reserve of exchange differences on translation, continuing hedges	(28)	(83)
Cash flow hedge/currency translation reserve, discontinued hedges	76	130
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(110)	33
Reserve of exchange differences on translation, continuing hedges	43	(203)
Cash flow hedge/currency translation reserve, discontinued hedges	(109)	84
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	1,873	(510)
Reserve of exchange differences on translation, continuing hedges	(742)	1,918
Cash flow hedge/currency translation reserve, discontinued hedges	378	6
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	767	(141)
Reserve of exchange differences on translation, continuing hedges	(212)	135
Cash flow hedge/currency translation reserve, discontinued hedges	(78)	270
Cash flow hedges | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	21	74
Reserve of exchange differences on translation, continuing hedges	0	13
Cash flow hedge/currency translation reserve, discontinued hedges	£ 0	£ (41)